ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 27, 2012
Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	2012	2011
Payroll	$87,414	$91,935
Gift cards	86,332	79,837
Sales tax	18,785	19,234
Insurance	17,130	25,138
Property tax	14,257	15,844
Dividends	11,948	11,609
Other	38,018	43,768

	$273,884	$287,365

Other Liabilities

Other liabilities consist of the following (in thousands):

	2012	2011
Straight-line rent	$57,418	$55,180
Insurance	41,332	42,674
Landlord contributions	26,260	28,420
Unrecognized tax benefits	4,722	5,245
Other	6,828	5,966

	$136,560	$137,485